Related Party Transactions (Details Narrative) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Sentient [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned	369,809,820
Number of common shares beneficially owned, percentage	46.93%
Contemporary Amperex Technology Limited [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned	200,000,000
Number of common shares beneficially owned, percentage	25.38%
Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm	$ 29	$ 188